Income taxes (Narrative) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Examination [Line Items]
Deferred income taxes		$ (334)	$ (325)	$ 288
Future taxable income to realize deferred income tax assets		3,300
Gross unrecognized tax benefits	$ 46	41	41	46	$ 52
Net unrecognized tax benefits at end of year	$ 32	25	28	32
Deferred tax expense (recovery)		(3)	4	1
Accrued interest and penalties		15	$ 18
Non-US
Income Tax Examination [Line Items]
Amortization period	10 years
Deferred income taxes				682
Deferred income tax recovery	$ 767			767
Income tax expense related to the foregone tax deduction				85
Unamortized tax deductible goodwill		$ 5,200
Non-US | Tax Year 2023
Income Tax Examination [Line Items]
Income tax expense related to the foregone tax deduction				31
Non-US | Tax Years Prior To 2023
Income Tax Examination [Line Items]
Income tax expense related to the foregone tax deduction				$ 54